UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   April 26, 2004

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 79
Form 13F Information Table Value Total: 153,608

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allstate                       Common Stocks    020002101     3562    78350 SH       SOLE                    78350
American Superconductor        Common Stocks    030111108      577    44950 SH       SOLE                    44950
Anadarko Petroleum             Common Stocks    032511107     2229    42975 SH       SOLE                    42975
Analog Devices                 Common Stocks    032654105     1442    30031 SH       SOLE                    30031
Applied Films                  Common Stocks    038197109     1387    49520 SH       SOLE                    49520
Apria Healthcare Group         Common Stocks    037933108     2344    78275 SH       SOLE                    78275
Arkansas Best                  Common Stocks    040790107     2557    95955 SH       SOLE                    95955
Baxter International Inc.      Common Stocks    071813109     1854    60015 SH       SOLE                    60015
Bear Stearns Companies         Common Stocks    073902108     2229    25421 SH       SOLE                    25421
Boston Properties              Common Stocks    101121101     1304    24002 SH       SOLE                    24002
Brillian                       Common Stocks    10949P107      675    78200 SH       SOLE                    78200
Caremark RX Inc                Common Stocks    141705103     2301    69215 SH       SOLE                    69215
Casual Male Retail Group       Common Stocks    148711104     3316   320700 SH       SOLE                   320700
CEC Entertainment              Common Stocks    125137109     2096    60414 SH       SOLE                    60414
Celgene                        Common Stocks    151020104     2236    46925 SH       SOLE                    46925
Charlotte Russe Hldg           Common Stocks    161048103     2361   129000 SH       SOLE                   129000
Chicago Pizza & Brewery        Common Stocks    167889104      637    48700 SH       SOLE                    48700
Christopher & Banks            Common Stocks    171046105     2112   100044 SH       SOLE                   100044
Cimarex Energy                 Common Stocks    171798101     2018    69825 SH       SOLE                    69825
Clark Inc.                     Common Stocks    181457102     1933   113700 SH       SOLE                   113700
Coastal Banc Conv Pfd          Conv Preferred   190428201     1239    44905 SH       SOLE                    44905
Coherent                       Common Stocks    192479103     1982    75390 SH       SOLE                    75390
Eaton Vance Ltd Duration       Common Stocks    27828H105      348    17900 SH       SOLE                    17900
Ensco International Inc.       Common Stocks    26874Q100     2108    74820 SH       SOLE                    74820
Epix Medical                   Common Stocks    26881Q101     2625   126520 SH       SOLE                   126520
Equity Office 5.25% CV Pf      Conv Preferred   294741509      564    11055 SH       SOLE                    11055
Equity Office Properties       Common Stocks    294741103      299    10353 SH       SOLE                    10353
Equity Residential             Common Stocks    29476L107      902    30230 SH       SOLE                    30230
Exxon Mobil                    Common Stocks    30231G102     3158    75933 SH       SOLE                    75933
Felcor Lodging Pfd             Preferred Stocks 31430F200      672    28050 SH       SOLE                    28050
Fidelity Short Term Bond Fund  Mutual Funds     316146208      271    29717 SH       SOLE                    29717
First Data                     Common Stocks    319963104     2388    56645 SH       SOLE                    56645
First Industrial Realty Trust  Common Stocks    32054K103     1516    38378 SH       SOLE                    38378
Fossil                         Common Stocks    349882100     1644    74165 SH       SOLE                    74165
Foundry Networks               Common Stocks    35063R100     2008   116975 SH       SOLE                   116975
Frontline Ltd                  Common Stocks    G3682E127     4932   170950 SH       SOLE                   170950
GulfTerra Energy Partners      Common Stocks    28368B102      676    15850 SH       SOLE                    15850
Hologic                        Common Stocks    436440101     1736    85750 SH       SOLE                    85750
Int'l Rectifier 4.25% 7-13-07  Conv Bonds       460254AE5     1341  1333000 SH       SOLE                  1333000
International Rectifier        Common Stocks    460254105     2213    48130 SH       SOLE                    48130
ISIS Pharmaceuticals           Common Stocks    464330109     1308   168600 SH       SOLE                   168600
Jones Apparel                  Common Stocks    480074103     2274    62900 SH       SOLE                    62900
Keithley Instruments           Common Stocks    487584104     2275   109844 SH       SOLE                   109844
Ligand Pharmaceuticals         Common Stocks    53220K207     2405   119634 SH       SOLE                   119634
Lighthouse Opportunity Fund    Mutual Funds     742935794      485    30184 SH       SOLE                    30184
Merix Corp                     Common Stocks    590049102     1060    57475 SH       SOLE                    57475
Mobility Electronics           Common Stocks    60741U101     2838   311950 SH       SOLE                   311950
National Oilwell               Common Stocks    637071101     2107    74520 SH       SOLE                    74520
Navigant International         Common Stocks    63935R108     1804   100135 SH       SOLE                   100135
New Plan 7.625% Pfd            Preferred Stocks 648053809     1318    48303 SH       SOLE                    48303
Newport Corp                   Common Stocks    651824104     2693   161035 SH       SOLE                   161035
NPS Pharmaceuticals            Common Stocks    62936P103     2320    81350 SH       SOLE                    81350
Plains All Amern Pipeline LP   Common Stocks    726503105     4541   130091 SH       SOLE                   130091
Pogo Producing                 Common Stocks    730448107     2796    60955 SH       SOLE                    60955
Public Storage pfd Q           Preferred Stocks 74460D711      434    15930 SH       SOLE                    15930
Quiksilver                     Common Stocks    74838C106     2404   110035 SH       SOLE                   110035
R H Donnelley                  Common Stocks    74955W307     2723    58300 SH       SOLE                    58300
Republic Services Inc          Common Stocks    760759100     1941    71701 SH       SOLE                    71701
Royal Dutch                    Common Stocks    780257804     1234    25945 SH       SOLE                    25945
Sabre Holdings Corp            Common Stocks    785905100     2517   101453 SH       SOLE                   101453
Salomon Bros Worldwide 2008    Common Stocks    79548R103     2435   215656 SH       SOLE                   215656
SBC Communications Inc         Common Stocks    845333103      327    13321 SH       SOLE                    13321
Southwest Airlines             Common Stocks    844741108     2256   158749 SH       SOLE                   158749
SpectraLink                    Common Stocks    847580107     1052    61680 SH       SOLE                    61680
SunGard Data Systems           Common Stocks    867363103     2202    80370 SH       SOLE                    80370
Sycamore Networks              Common Stocks    871206108     1468   359825 SH       SOLE                   359825
Synopsys                       Common Stocks    871607107     1197    41680 SH       SOLE                    41680
Sypris Solutions               Common Stocks    871655106     3574   210252 SH       SOLE                   210252
TEPPCO Partners LP             Common Stocks    872384102      689    16425 SH       SOLE                    16425
Travelers Ppty Casualty CL B   Common Stocks    89420G406     3222   186565 SH       SOLE                   186565
Triad Hospitals                Common Stocks    89579K109     2557    82975 SH       SOLE                    82975
Trikon Technologies            Common Stocks    896187408     1322   412975 SH       SOLE                   412975
Ultra Petroleum                Common Stocks    903914109     3967   132186 SH       SOLE                   132186
Universal Display              Common Stocks    91347P105      617    48076 SH       SOLE                    48076
Univision Communications       Common Stocks    914906102     1138    34475 SH       SOLE                    34475
Utilities Select SPDR          Common Stocks    81369Y886     5705   234581 SH       SOLE                   234581
Viacom Inc B                   Common Stocks    925524308     2896    73850 SH       SOLE                    73850
Vornado Realty Pfd C           Preferred Stocks 929042406      826    32640 SH       SOLE                    32640
Westport Res Conv Pfd          Conv Preferred   961418209     2888   113700 SH       SOLE                   113700